N-4	Jan. 30, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	Nationwide Jefferson National VA Separate Account 1
Entity Central Index Key	0001618629
Entity Investment Company Type	N-4
Document Period End Date	Jan. 30, 2026
Amendment Flag	false
Monument Advisor NY
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	At a meeting of the Board of Trustees (the "Board") of Nationwide Variable Insurance Trust held on December 10, 2025, the Board approved the termination of WCM Investment Mangagement, LLC as a subadviser to the NVIT Multi-Manager Small Cap Value Fund (the "Fund"). Jacobs Levy Equity Management, Inc. will continue to serve as the Fund’s sole subadviser. In addition, the Fund is renamed the "NVIT Small Cap Value Fund." The Fund has communicated that these changes will be effective on or about February 23, 2026 (the "Effective Date").As of the Effective Date the statutory prospectus is amended as follows:The name of the investment option and subadvisor are updated as indicated below:
CURRENT INFORMATION	UPDATED INFORMATION
Nationwide Variable Insurance Trust – NVIT Multi-Manager
Small Cap Value Fund: Class I
Investment Advisor: Nationwide Fund Advisors
Investment Sub-Advisor: Jacobs Levy Equity Management, Inc.
and WCM Investment Management, LLC
Nationwide Variable Insurance Trust – NVIT Small Cap Value Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Jacobs Levy Equity Management, Inc.
All references to the Fund’s former name and Sub-Advisor are replaced accordingly.
Monument Advisor NY | Nationwide Variable Insurance Trust - NVIT Small Cap Value Fund Class I
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust – NVIT Small Cap Value Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Jacobs Levy Equity Management, Inc.
Monument Advisor Select NY
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	At a meeting of the Board of Trustees (the "Board") of Nationwide Variable Insurance Trust held on December 10, 2025, the Board approved the termination of WCM Investment Mangagement, LLC as a subadviser to the NVIT Multi-Manager Small Cap Value Fund (the "Fund"). Jacobs Levy Equity Management, Inc. will continue to serve as the Fund’s sole subadviser. In addition, the Fund is renamed the "NVIT Small Cap Value Fund." The Fund has communicated that these changes will be effective on or about February 23, 2026 (the "Effective Date").As of the Effective Date the statutory prospectus is amended as follows:The name of the investment option and subadvisor are updated as indicated below:
CURRENT INFORMATION	UPDATED INFORMATION
Nationwide Variable Insurance Trust – NVIT Multi-Manager
Small Cap Value Fund: Class I
Investment Advisor: Nationwide Fund Advisors
Investment Sub-Advisor: Jacobs Levy Equity Management, Inc.
and WCM Investment Management, LLC
Nationwide Variable Insurance Trust – NVIT Small Cap Value Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Jacobs Levy Equity Management, Inc.
All references to the Fund’s former name and Sub-Advisor are replaced accordingly.
Monument Advisor Select NY | Nationwide Variable Insurance Trust - NVIT Small Cap Value Fund Class I
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust – NVIT Small Cap Value Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Jacobs Levy Equity Management, Inc.